Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Derivative financial assets	₩ 159,211	₩ 190,830
Submarine Co Ltd [Member]
Disclosure of financial assets [line items]
Derivative financial assets	₩ 1,015